Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of operating segments
December 31, 2018	Canada	Peru	Total

Restricted cash	$115	$-	$115
Prepaid expenses and deposits, non-current	-	198	198
Equipment, net	1,428	97	1,525
Mineral property interests	34,931	4,141	39,072
	$36,474	$4,436	$40,910

December 31, 2017	Canada	Peru	Total

Restricted cash	$115	$-	$115
Prepaid expenses and deposits, non-current	-	220	220
Equipment, net	1,612	63	1,675
Mineral property interests (restated – note 4)	34,741	2,517	37,258
	$36,468	$2,800	$39,268